Miscellaneous Financial Information (Unaudited) (FY)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Miscellaneous Financial Information (Unaudited)
Note 19 — Miscellaneous Financial Information (Unaudited)

Cleco

Quarterly information for Cleco for 2019 and 2018 is shown in the following tables:

				2019
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$344,186	$397,873	$487,971	$409,575
Operating income	$50,586	$87,196	$101,539	$75,573
Net income	$20,557	$44,746	$55,565	$31,797

				2018
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$276,760	$299,261	$358,256	$296,767
Operating income	$44,734	$63,709	$86,110	$50,004
Net income	$10,861	$25,839	$47,360	$10,377
Distributions to member	$19,500	$20,400	$20,600	$10,850

Cleco Power

Quarterly information for Cleco Power for 2019 and 2018 is shown in the following tables:

				2019
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$268,745	$272,972	$344,977	$281,676
Operating income	$44,905	$75,446	$78,132	$49,985
Net income	$26,712	$49,356	$51,527	$20,667
Distributions to member	$—	$—	$—	$20,000

				2018
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$279,387	$301,901	$360,899	$299,409
Operating income	$50,521	$72,602	$96,063	$59,786
Net income	$26,004	$43,020	$63,336	$29,897
Distributions to member	$28,000	$43,000	$50,400	$—